Commitments, Guarantees, Concentrations and Contingencies - Narrative (Details) $ in Thousands, shares in Millions		1 Months Ended			9 Months Ended	12 Months Ended
	Mar. 22, 2021 shares	Oct. 31, 2021 USD ($)	Jan. 31, 2021 USD ($)	Sep. 30, 2019 USD ($)	Mar. 31, 2021 USD ($)	Dec. 31, 2021 USD ($) repurchaseObligation	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Lessee, Lease, Description [Line Items]
Additional operating lease cost not accounted for due to deferment, CARES Act						$ 1,509	$ 1,698
Payments to be made under partnership agreement							660,180
Technology and product development expenses						$ 276,087	201,199	$ 147,458
Number of types of repurchase obligations | repurchaseObligation						3
Term of repurchase obligation						3 years
Estimated repurchase obligations						$ 7,441	5,196
Loans sold, subject to terms and conditions of repurchase obligations						6,500,000	3,900,000
Letters of credit outstanding with financial institutions						$ 9,100	9,300
Employee contribution percentage up to IRS limit						100.00%
In re Renren Inc. Derivative Litigation
Lessee, Lease, Description [Line Items]
Number of shares subject to litigation (in shares) | shares	17
Letter of Credit | FNMA Letter Of Credit
Lessee, Lease, Description [Line Items]
Collateral amount						$ 3,100	3,300
Naming and Sponsorship Agreement
Lessee, Lease, Description [Line Items]
Term of partnership				20 years		20 years
Payments to be made under partnership agreement				$ 625,000
Payments for exclusive naming rights and partnerships			$ 3,300		$ 9,800	$ 22,017	$ 6,533
Potential sales and marketing expenses						$ 12,700
Cloud Computing Arrangement
Lessee, Lease, Description [Line Items]
Payments to be made under partnership agreement		$ 80,000
Term of arrangement		4 years
Technology and product development expenses		$ 3,600
Loan Sales Volume Benchmark | Customer Concentration Risk | Two Largest Third-Party Buyers
Lessee, Lease, Description [Line Items]
Concentration risk, percentage						42.00%	49.00%
Loan Sales Volume Benchmark | Customer Concentration Risk | Largest Third-Party Buyer
Lessee, Lease, Description [Line Items]
Concentration risk, percentage								10.00%
Minimum
Lessee, Lease, Description [Line Items]
Operating lease, renewal term						1 year
Maximum
Lessee, Lease, Description [Line Items]
Operating lease, renewal term						10 years